Report of the Directors - Adjusted Results Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidation Items [Line Items]
Revenue	$ 51,445	$ 47,966	$ 59,800
Loan impairment charges and other credit risk provisions	(1,769)	(3,400)	(3,721)
Operating expenses	(34,884)	(39,808)	(39,768)
Share of profit in associates and joint ventures	2,375	2,354	2,556
Profit before tax	17,167	7,112	18,867
Operating Segments, Including Adjustments And Inter-segment Eliminations
Consolidation Items [Line Items]
Revenue	51,524	49,290	50,422
Loan impairment charges and other credit risk provisions	(1,769)	(2,594)	(2,579)
Operating expenses	(31,140)	(30,084)	(31,457)
Share of profit in associates and joint ventures	2,375	2,322	2,409
Profit before tax	20,990	18,934	18,795
Significant items
Consolidation Items [Line Items]
Revenue	(79)	(2,060)	5,651
Loan impairment charges and other credit risk provisions	0	(867)	(1,015)
Operating expenses	(3,744)	(9,393)	(5,877)
Share of profit in associates and joint ventures	0	(1)	(2)
Profit before tax	(3,823)	(12,321)	(1,243)
Currency translation
Consolidation Items [Line Items]
Revenue		736	3,727
Loan impairment charges and other credit risk provisions		61	(127)
Operating expenses		(331)	(2,434)
Share of profit in associates and joint ventures		33	149
Profit before tax		$ 499	$ 1,315